Other disclosures on cash flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other disclosures on cash flows
Additions on right-of-use assets that are added in the lease liabilities	R$ 26,115	R$ 25,322	R$ 51,991
Reversal of provision for contingencies to the indemnification assets	R$ 1,469	R$ 3,395	R$ 2,878